Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 Class A	Dec. 31, 2012 Class A	Dec. 31, 2013 Class B	Dec. 31, 2012 Class B	Dec. 31, 2013 Consolidated VIEs without recourse to the primary beneficiaries USD ($)	Dec. 31, 2013 Consolidated VIEs without recourse to the primary beneficiaries CNY	Dec. 31, 2012 Consolidated VIEs without recourse to the primary beneficiaries CNY
Accounts payable	$ 15,842,878	95,908,036		70,696,803					$ 11,074,445	67,041,366	29,885,740
Short-term bank loans	35,249,765	213,391,500		747,974,500					0	0	0
Advances from customers	16,926,690	102,469,102		133,949,512					16,204,297	98,095,951	132,509,317
Salary and welfare payable	47,418,464	287,057,153		232,137,936					7,740,437	46,858,285	35,655,483
Taxes payable	9,871,080	59,756,556		49,898,625					4,024,783	24,364,827	9,865,285
Accrued expenses and other liabilities	31,210,530	188,939,187		58,016,741					23,567,138	142,668,385	21,732,459
Due to related parties	15,156	91,750		150,000					6,897	41,750	0
Deferred revenues	122,597,953	742,171,227		365,705,044					95,424,908	577,673,767	238,713,834
Deferred tax liabilities	14,400,003	87,173,299		61,219,290					43,279	262,000	962,240
Deferred government grants	825,941	5,000,000		458,287					825,941	5,000,000	458,288
Deferred revenues	6,385,422	38,655,431		56,503,584					1,934,329	11,709,845	27,581,730
Deferred tax liabilities	2,214,974	13,408,787		6,875,864					1,501,173	9,087,650	0
Other long-term liabilities	$ 462,527	2,800,000		1,619,438					$ 165,188	1,000,000	1,630,000
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued					29,671,195	29,671,195	217,308,865	212,376,660
Ordinary shares, shares outstanding					29,671,195	29,671,195	217,308,865	212,376,660